UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         December 31, 2008
                                                --------------------------------

Check here if Amendment  [ ]; Amendment Number:
                                                 -------------
         This Amendment  (Check only one.):      [ ]  is a restatement.
                                                 [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Wallace R. Weitz
                  --------------------------------------------------------------
Address:               Wallace R. Weitz & Co.
                  --------------------------------------------------------------
                       One Pacific Place, Suite 600
                  --------------------------------------------------------------
                       1125 South 103 Street
                  --------------------------------------------------------------
                       Omaha, Nebraska  68124-6008
                  --------------------------------------------------------------

Form 13F File Number: 28-3062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                  Wallace R. Weitz
                  --------------------------------------------------------------
Title:                 President
                  --------------------------------------------------------------
Phone:                 402-391-1980
                  --------------------------------------------------------------

Signature, Place, and Date of Signing:



/s/ Wallace R. Weitz             Omaha, Nebraska              February 12, 2009
--------------------------     --------------------------    -------------------
Signature                        City, State                  Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                                 -------------------------------

Form 13F Information Table Entry Total:          66
                                                 -------------------------------

Form 13F Information Table Value Total:          $1,607,798
                                                 -------------------------------
                                                 (thousands)


List of Other Included Managers: None

WALLACE R. WEITZ & COMPANY                          31-Dec-08
13F FILE NO. 28-3062
                                                    FORM 13F INFORMATION TABLE

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            COLUMN 1                COLUMN 2    COLUMN 3    COLUMN 4             COLUMN 5        COLUMN 6   COLUMN 7  COLUMN 8
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                                                              VALUE         SHRS OR   SH/ PUT/  INVESTMENT   OTHER     VOTING
         NAME OF ISSUER          TITLE OF CLASS   CUSIP     (x$1000)        PRN AMT   PRN CALL  DISCRETION  MANAGERS  AUTHORITY
-------------------------------------------------------------------------------------------------------------------------------
TYCO INTL LTD BERMUDA            SHS            G9143X208        37,784     1,749,250 SH         Sole        N/A      Shared
WILLIS GROUP HOLDINGS LTD        SHS            G96655108        19,533       785,100 SH         Sole        N/A      Shared
ACI WORLDWIDE INC                COM            004498101         7,649       481,100 SH         Sole        N/A       Sole
AMERICAN EXPRESS CO              COM            025816109        53,841     2,902,500 SH         Sole        N/A      Shared
APACHE CORP                      COM            037411105           160         2,150 SH         Sole        N/A       Sole
BED BATH & BEYOND INC            COM            075896100        14,337       564,000 SH         Sole        N/A       Sole
BERKSHIRE HATHAWAY INC DEL       CL A           084670108        51,101           529 SH         Sole        N/A      Shared
BERKSHIRE HATHAWAY INC DEL       CL B           084670207       171,146        53,250 SH         Sole        N/A       Sole
BURLINGTON NORTHN SANTA FE C     COM            12189T104         3,884        51,300 SH         Sole        N/A      Shared
CABELAS INC                      COM            126804301        25,027     4,292,800 SH         Sole        N/A      Shared
CADBURY PLC                      SPONS ADR      12721E102            71         2,000 SH         Sole        N/A       Sole
CARDINAL HEALTH INC              COM            14149Y108         5,688       165,000 SH         Sole        N/A       Sole
CEMEX SAB DE CV                  SPON ADR NEW   151290889           320        35,000 SH         Sole        N/A       Sole
COINSTAR INC                     COM            19259P300        20,161     1,033,386 SH         Sole        N/A      Shared
COMCAST CORP NEW                 CL A           20030N101        21,184     1,255,000 SH         Sole        N/A       Sole
COMCAST CORP NEW                 CL A SPL       20030N200        51,602     3,195,200 SH         Sole        N/A      Shared
CONOCOPHILLIPS                   COM            20825C104         8,081       156,000 SH         Sole        N/A      Shared
CONVERA CORP                     CL A           211919105           159       590,000 SH         Sole        N/A       Sole
CUMULUS MEDIA INC                CL A           231082108         5,542     2,225,600 SH         Sole        N/A       Sole
DAILY JOURNAL CORP               COM            233912104         3,973       116,000 SH         Sole        N/A       Sole
DELL INC                         COM            24702R101        56,957     5,562,227 SH         Sole        N/A      Shared
DEVON ENERGY CORP NEW            COM            25179M103           151         2,300 SH         Sole        N/A       Sole
DIAGEO P L C                     SPON ADR NEW   25243Q205           567        10,000 SH         Sole        N/A       Sole
DISCOVERY COMMUNICATNS NEW       COM SER A      25470F104        14,511     1,024,800 SH         Sole        N/A      Shared
EOG RES INC                      COM            26875P101           153         2,300 SH         Sole        N/A       Sole
EAGLE MATERIALS INC              COM            26969P108        21,362     1,160,335 SH         Sole        N/A      Shared
EBAY INC                         COM            278642103         9,353       670,000 SH         Sole        N/A       Sole
ENERGIZER HLDGS INC              COM            29266R108         2,853        52,700 SH         Sole        N/A       Sole
GOOGLE INC                       CL A           38259P508         2,593         8,430 SH         Sole        N/A       Sole
HSN INC                          COM            404303109         6,210       854,128 SH         Sole        N/A      Shared
IAC INTERACTIVECORP              COM PAR $.001  44919P508         3,508       223,000 SH         Sole        N/A      Shared
ITT EDUCATIONAL SERVICES INC     COM            45068B109         1,991        20,960 SH         Sole        N/A       Sole
INTELLIGENT SYS CORP NEW         COM            45816D100           926       881,999 SH         Sole        N/A       Sole
INTERVAL LEISURE GROUP INC       COM            46113M108         4,693       870,708 SH         Sole        N/A      Shared
LABORATORY CORP AMER HLDGS       COM NEW        50540R409        10,789       167,500 SH         Sole        N/A       Sole
LEGG MASON INC                   COM            524901105           116         5,300 SH         Sole        N/A       Sole
LEAP WIRELESS INTL INC           COM NEW        521863308            84         3,140 SH         Sole        N/A       Sole
LEVEL 3 COMMUNICATIONS INC       COM            52729N100         2,150     3,071,900 SH         Sole        N/A       Sole
LIBERTY GLOBAL INC               COM SER C      530555309        59,814     3,940,330 SH         Sole        N/A      Shared
LIBERTY MEDIA CORP NEW           INT COM SER A  53071M104        33,378    10,698,000 SH         Sole        N/A      Shared
LIBERTY MEDIA CORP NEW           CAP COM SER A  53071M302        13,092     2,779,600 SH         Sole        N/A      Shared
LIBERTY MEDIA CORP NEW           ENT COM SER A  53071M500        60,568     3,465,000 SH         Sole        N/A      Shared
LOWES COS INC                    COM            548661107        52,530     2,441,000 SH         Sole        N/A      Shared
MARTIN MARIETTA MATLS INC        COM            573284106        39,793       409,898 SH         Sole        N/A      Shared
MICROSOFT CORP                   COM            594918104        41,956     2,158,212 SH         Sole        N/A      Shared
MOHAWK INDS INC                  COM            608190104        28,530       663,955 SH         Sole        N/A      Shared
NEWCASTLE INVT CORP              COM            65105M108         2,062     2,455,068 SH         Sole        N/A       Sole
NEWS CORP                        CL A           65248E104        20,877     2,296,690 SH         Sole        N/A      Shared
OMNICARE INC                     COM            681904108        64,090     2,308,730 SH         Sole        N/A      Shared
REDWOOD TR INC                   COM            758075402        81,803     5,486,465 SH         Sole        N/A      Shared
SIX FLAGS INC                    PIERS          83001P505            47        65,000 SH         Sole        N/A       Sole
TELEPHONE & DATA SYS INC         SPL COM        879433860        93,086     3,312,680 SH         Sole        N/A      Shared
TICKETMASTER ENTMT INC           COM            88633P302         5,998       934,328 SH         Sole        N/A      Shared
TREE COM INC                     COM            894675107           173        66,666 SH         Sole        N/A       Sole
US BANCORP DEL                   COM NEW        902973304         1,751        70,000 SH         Sole        N/A       Sole
U S G CORP                       COM NEW        903293405        15,139     1,883,000 SH         Sole        N/A      Shared
UNITED PARCEL SERVICE INC        CL B           911312106        34,199       620,000 SH         Sole        N/A       Sole
UNITED STATES CELLULAR CORP      COM            911684108           208         4,820 SH         Sole        N/A       Sole
UNITEDHEALTH GROUP INC           COM            91324P102        67,651     2,543,261 SH         Sole        N/A      Shared
UNITED STATES OIL FUND LP        UNITS          91232N108           331        10,000 SH         Sole        N/A       Sole
VULCAN MATLS CO                  COM            929160109        32,216       463,000 SH         Sole        N/A       Sole
WAL MART STORES INC              COM            931142103        24,218       432,000 SH         Sole        N/A       Sole
WASHINGTON POST CO               CL B           939640108        59,718       153,025 SH         Sole        N/A      Shared
WELLPOINT INC                    COM            94973V107       107,227     2,545,150 SH         Sole        N/A      Shared
WELLS FARGO & CO NEW             COM            949746101        21,299       722,500 SH         Sole        N/A       Sole
XTO ENERGY INC                   COM            98385X106         5,834       165,400 SH         Sole        N/A       Sole
                                                          ---------------------------
                              66                              1,607,798    87,340,670
                                                          ---------------------------
